CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 59.0%
	BEVERAGES - 1.4%
145,307	Coca-Cola Femsa S.A.B. de C.V.	$ 877,655

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.9%
118,500	H Lundbeck A/S	585,716

	CHEMICALS - 2.3%
16,724	LOTTE Fine Chemical Company Ltd.	845,879
9,400	Nitto Denko Corporation	605,320
		1,451,199
	CONSUMER SERVICES - 1.2%
56,058	Perdoceo Education Corporation(a)	767,995

	E-COMMERCE DISCRETIONARY - 0.9%
62,300	Vipshop Holdings Ltd. - ADR(a)	570,668

	ELECTRICAL EQUIPMENT - 1.1%
41,000	Japan Aviation Electronics Industry Ltd.	700,347

	ENGINEERING & CONSTRUCTION - 1.5%
5,806,800	DMCI Holdings, Inc.	997,044

	FOOD - 2.9%
1,233,000	Dali Foods Group Company Ltd.	587,071
7,700	Orion Corporation	594,359
897,500	WH Group Ltd.	679,707
		1,861,137
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
231,569	Navigator Company S.A. (The)	955,109

	HEALTH CARE FACILITIES & SERVICES - 1.1%
18,100	Premier, Inc., Class A	696,126

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 59.0% (Continued)
	HOUSEHOLD PRODUCTS - 1.0%
134,000	Hengan International Group Company Ltd.	$ 648,586

	INTERNET MEDIA & SERVICES - 0.9%
15,900	Autohome, Inc. - ADR	567,471

	LEISURE FACILITIES & SERVICES - 2.2%
1,115,100	Genting Singapore Ltd.	651,280
23,500	Sankyo Company Ltd.	739,094
		1,390,374
	LEISURE PRODUCTS - 1.2%
69,600	Tomy Company Ltd.	771,315

	MACHINERY - 0.8%
2,530,000	Lonking Holdings Ltd.	501,842

	METALS & MINING - 11.2%
114,717	Alliance Resource Partners, L.P.	2,513,449
343,000	China Shenhua Energy Company Ltd., Class H	969,430
849,552	Coronado Global Resources, Inc.	845,176
1,700,600	Golden Energy & Resources Ltd.(a)	666,054
619,460	Indo Tambangraya Megah Tbk P.T.	1,655,263
57,700	Koza Altin Isletmeleri A/S	521,626
		7,170,998
	OIL & GAS PRODUCERS - 2.5%
523,695	DNO ASA	753,437
445,570	Viva Energy Group Ltd.	837,052
		1,590,489
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
46,867	TGS NOPEC Geophysical Company ASA	695,585

	PUBLISHING & BROADCASTING - 1.8%
160,665	Atresmedia Corporacion de Medios de Comunicacion S.A.	493,422
9,456,200	Media Nusantara Citra Tbk P.T.	673,618
		1,167,040

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 59.0% (Continued)
	RETAIL - CONSUMER STAPLES - 1.0%
4,610	BGF Retail Company Ltd.	$ 640,349

	RETAIL - DISCRETIONARY - 4.5%
40,900	Adastria Company Ltd.	614,235
5,904	Dillard's, Inc., Class A	1,342,274
853,000	Matahari Department Store Tbk P.T.	261,321
48,997	Takkt A.G.	667,738
		2,885,568
	SEMICONDUCTORS - 2.3%
69,800	Shin-Etsu Polymer Company Ltd.	723,493
35,100	Vishay Intertechnology, Inc.	725,166
		1,448,659
	STEEL - 2.7%
12,933	Nucor Corporation	1,756,301

	TECHNOLOGY HARDWARE - 1.2%
32,700	Canon, Inc.	773,617

	TOBACCO & CANNABIS - 3.7%
293,200	Gudang Garam Tbk P.T.	550,483
8,972,500	Hanjaya Mandala Sampoerna Tbk P.T.	563,012
35,700	Japan Tobacco, Inc.	641,019
9,984	KT&G Corporation	627,437
		2,381,951
	TRANSPORTATION & LOGISTICS - 5.0%
42,800	Heartland Express, Inc.	679,664
4,332	Hyundai Glovis Company Ltd.	606,225
33,300	Kamigumi Company Ltd.	677,141
45,837	Westshore Terminals Investment Corporation	1,214,544
		3,177,574

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
COMMON STOCKS — 59.0% (Continued)
WHOLESALE - DISCRETIONARY - 1.1%
1,328,100	Sime Darby Bhd	$ 699,820

	TOTAL COMMON STOCKS (Cost $31,729,077)	37,730,535

SHORT-TERM INVESTMENT — 0.1%
MONEY MARKET FUND - 0.1%
41,944	Dreyfus Cash Management, Institutional Class, 1.94% (Cost $41,969)(b)	41,969

	TOTAL INVESTMENTS - 59.1% (Cost $31,771,046)	$ 37,772,504
	OTHER ASSETS IN EXCESS OF LIABILITIES - 40.9%	26,189,082
	NET ASSETS - 100.0%	$ 63,961,586

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LP	- Limited Partnership
LTD	- Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.